Document And Entity Information - USD ($)	Dec. 31, 2020	Mar. 12, 2021	Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	WILSON BANK HOLDING COMPANY
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2020
Document, Transition Report	false
Entity, File Number	0-20402
Entity, Incorporation, State or Country Code	TN
Entity, Tax Identification Number	62-1497076
Entity, Address, Address Line One	623 West Main Street
Entity, Address, City or Town	Lebanon
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-2265
Title of 12(g) Security	Common Stock, $2.00 par value per share
No Trading Symbol Flag	true
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Accelerated Filer
Entity, Small Business	false
Entity, Emerging Growth Company	false
Entity, Shell Company	false
Entity, Public Float			$ 588,929,083
Entity, Common Stock Shares, Outstanding		11,080,433
Documents Incorporated By Reference Text Block	Part of Form 10-K Documents from which portions are incorporated by reference Part II Portions of the Registrant’s Annual Report to Shareholders for the fiscal year ended December 31, 2020 are incorporated by reference into Items 1, 5, 6, 7, 7A and 8. Part III Portions of the Registrant’s Proxy Statement to be filed relating to the Registrant’s Annual Meeting of Shareholders to be held on April 27, 2021 are incorporated by reference into Items 10, 11, 12, 13 and 14.
Amendment Flag	false
Entity Central Index Key	0000885275